Organization - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Jul. 26, 2016 shares	Jan. 31, 2017 Segment shares	Dec. 31, 2016 Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock conversion ratio	1
LogMeIn shares received in disposal of GetGo	26,900,000
LogMeIn shares received in disposal as percent of Comany share outstanding	0.171844291
Fractional shares of LogMeIn received	0
Number of reportable segments | Segment			1
Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of reportable segments | Segment		1
Subsequent Event [Member] | GetGo, Inc [Member] | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pro rata distribution of the common stock of GetGo to stockholders		100.00%
Share issued in acquisitions		26,900,000
Common stock conversion ratio		1
LogMeIn shares received in disposal of GetGo		26,900,000
LogMeIn shares received in disposal as percent of Comany share outstanding		0.171844291
Fractional shares of LogMeIn received		0